Cost of Revenue (Details) - Schedule of Cost of Revenue - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Cost Of Revenue Abstract
Cost of revenue	€ 2,032	€ 29,768